Share-Based Compensation Plans Share-Based Compensation Plans - Black Scholes Option Price Model (Details) (Common Stock)	12 Months Ended
Dec. 31, 2010
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.57%
Dividend yield	1.42%
Volatility factors of the expected market price for common stock	44.35%
Weighted average expected life of options	6 years 3 months 18 days